Equity Method Investments - Share of Post-tax (Losses) in Equity Method Investments Reported in Consolidated Income Statement (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Disclosure of associates [line items]
Total share of post-tax(losses) earnings in equity method investment	$ (126)	$ 2	$ (223)	$ 4
Refinitiv [member]
Disclosure of associates [line items]
Total share of post-tax(losses) earnings in equity method investment	(129)		(231)
Other equity method investments [member]
Disclosure of associates [line items]
Total share of post-tax(losses) earnings in equity method investment	$ 3	$ 2	$ 8	$ 4